Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	$ 28,200	$ 24,000
Temporary difference which are not recognized as deferred tax assets	128,725	75,584
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	116,656	64,650
Stream interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	8,789	7,446
Unrealized losses on investments in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	3,124	1,367
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	$ 156	$ 1,694